Summary of Significant Accounting Policies (Details) - EBP 002 - USD ($)	1 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Jan. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Deposit, due to administrative errors	$ 9,430,525	$ 9,578,336
Other liabilities				$ 2,674,323	$ 9,578,336
Subsequent Event
EBP, Accounting Policy [Line Items]
Other liabilities			$ 0